Financial instruments - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 01, 2021
Statements [Line Items]
Percentage of reasonably possible increase in actuarial assumption	10.00%
profit before tax	$ 121,572	$ 64,976	$ 64,451
Discount rate, measurement input [member] | Contingent consideration payable on acquisition [Member]
Statements [Line Items]
Percentage of reasonably possible increase in unobservable input liabilities	5.00%
Increase decrease in fair value measurement due to reasonably possible decrease in unobservable input liabilities	$ 300
Increase decrease in fair value measurement due to reasonably possible increase in unobservable input liabilities	$ 600
Security price risk [Memebr]
Statements [Line Items]
Percentage of increase in the price of long-term investments	5.00%	5.00%
profit before tax	$ 1,800	$ 200
Percentage of decrease in the price of long-term investments	5.00%
DecemberThirty First Two Thousand And Twenty Two [Member] | PBPE Fund IV [Member]
Statements [Line Items]
Management Fees Receivable Related To Current Year	$ 13,000
Management Fees Receivable Related To Prior Year	22,000
Contingent consideration [member] | Undiscounted cash flow [Member] | Moneda [Member]
Statements [Line Items]
Liabilities incurred	71,000
Financial liabilities, at fair value	$ 25,500			$ 25,500